FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS

20 FAIR VALUE MEASUREMENTS

The guidance on fair value measurements establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted price in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company measures fair value using valuation techniques that use current market-based or independently sourced market parameters, such as interest rates and currency rates, when possible.

From time to time, the Company enters into foreign-exchange forward contracts with financial institutions. These contracts are marked to market at each reporting date, with changes in fair value recognized in the consolidated statements of operations. The Company held foreign-exchange forward contracts with a total notional value of $15,000,000, $102,000,000 and $129,000,000 as of December 31, 2009, 2010 and 2011, respectively. These foreign exchange forward contracts mature between one to 21 months. The Company used a discounted cash-flow methodology to measure fair value, which requires inputs such as interest yield curves and foreign exchange rates. The significant inputs used in the aforementioned model can be corroborated with market observable data and therefore the fair value measurements are classified as level 2.

The gain or losses from foreign-exchange forward contracts for the years ended December 31, 2009, 2010 and 2011 were included in other income (Note 2(s)) and other expenses (Note 2(t)).

As of December 31, 2010 and 2011, information about inputs for the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using
Description	Year ended December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
3-month time deposits	25,733,543	25,733,543	—	—
Foreign-exchange forward contracts	2,710,087	—	2,710,087	—

		Fair Value Measurements at Reporting Date Using
Description	Year ended December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Time deposits with maturity within 3 months	14,109,524	14,109,524	—	—
Highly liquid and principal secured funds	6,348,299	6,348,299	—	—
Foreign-exchange forward contracts	782,215	—	782,215	—

As of December 31, 2010 and 2011, no items were transferred into or out of Level 1 and 2 in the fair value hierarchy.

A summary of changes in the fair value of the Level 3 investment in securities for the years ended December 31, 2010 and 2011 were as follows, respectively:

At January 1, 2010	417,000
Current year disposal	(417,000)

December 31, 2010 and 2011	—